ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 2,425.9	$ 1,800.8	$ 773.1
Cost of revenues	(1,985.6)	(1,466.8)	(653.2)
Gross profit	440.3	334.0	119.9
Operating expenses	(248.2)	(256.1)	(107.0)
Operating income	192.1	77.9	12.9
Interest expenses - net	(54.5)	(66.9)	(18.1)
Other income (expense) - net	6.3	(0.6)
Exchange income (loss)	(3.5)	(23.6)	7.0
Income before income taxes	123.2	53.9	4.4
Income tax expenses	4.3	(10.1)	(1.4)
Net income	127.5	43.8	3.0
Other comprehensive loss, net of tax
Comprehensive income	67.4	9.2	$ (37.6)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues
Cost of revenues	0.2
Gross profit
Operating expenses	2.2	7.7
Operating income	(2.4)	(7.7)
Share of income from subsidiaries	140.3	60.3
Interest expenses - net	(4.3)	(9.3)
Other income (expense) - net	2.1	(0.3)
Exchange income (loss)	(7.8)	0.8
Income before income taxes	127.9	43.8
Income tax expenses	0.4
Net income	127.5	43.8
Other comprehensive loss, net of tax
Share of other comprehensive loss from subsidiaries	(60.1)	(34.6)
Comprehensive income	$ 67.4	$ 9.2